STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	Jun. 30, 2021 Vote $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Mar. 31, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Common shares, shares authorized	74,666,115		74,666,115			61,057,864
Par value for common shares | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued	4,488,416		2,765,097			8,396,425
Common shares, shares outstanding	4,488,416	3,271,804	2,765,097	8,468,742	8,409,709	8,396,425	8,273,865
Class A common stock subject to possible redemption, issued (in shares)	41,587,368		41,587,368			32,653,742
Common stock subject to possible redemption	41,587,368		41,587,368	32,653,742		32,653,742
LifeSci Acquisition II Corp
Class of Stock [Line Items]
Common shares, shares authorized	30,000,000			30,000,000
Par value for common shares | $ / shares	$ 0.0001			$ 0.0001
Common shares, votes per share | Vote	1
Common shares, shares issued	2,458,674			2,156,250
Common shares, shares outstanding	2,458,674			2,156,250
Common stock subject to redemption | LifeSci Acquisition II Corp
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	7,552,627			0
Common stock subject to possible redemption	7,552,627			0